As filed with the Securities and Exchange Commission on May 2, 2019

1933 Act File No. 033-11387
1940 Act File No. 811-04984

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 349	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 350	[ X ]
(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS
(Exact Name of Registrant as Specified in Charter)
220 East Las Colinas Boulevard, Suite 1200
Irving, Texas 75039
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President 220 East Las Colinas Boulevard Suite 1200 Irving, Texas 75039 (Name and Address of Agent for Service)	With copies to: Kathy K. Ingber, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1600
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on June 1, 2019 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 349 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 1, 2019, the effectiveness of the registration statement for the American Beacon SSI Alternative Income Fund, filed in Post-Effective Amendment No. 323 (“PEA No. 323”) on October 31, 2018, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.  Since no other changes are intended to be made to PEA No. 323 by means of this filing, Parts A, B and C of PEA No. 323 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the American Beacon SSI Alternative Income Fund is incorporated herein by reference to Part A of PEA No. 323.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the American Beacon SSI Alternative Income Fund is incorporated herein by reference to Part B of PEA No. 323.

PART C – OTHER INFORMATION

The Part C for the American Beacon SSI Alternative Income Fund is incorporated herein by reference to Part C of PEA No. 323.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 349 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Irving and the State of Texas, on May 2, 2019.

AMERICAN BEACON FUNDS
By:	/s/ Gene L. Needles, Jr. Gene L. Needles, Jr. President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 349 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr.	President (Principal Executive Officer)	May 2, 2019
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer	May 2, 2019
Melinda G. Heika	and Principal Accounting Officer)

Gilbert G. Alvarado*	Trustee	May 2, 2019
Gilbert G. Alvarado

Joseph B. Armes*	Trustee	May 2, 2019
Joseph B. Armes

Gerard J. Arpey*	Trustee	May 2, 2019
Gerard J. Arpey

Brenda A. Cline*	Chair and Trustee	May 2, 2019
Brenda A. Cline

Eugene J. Duffy*	Trustee	May 2, 2019
Eugene J. Duffy

Alan D. Feld*	Trustee	May 2, 2019
Alan D. Feld Claudia A. Holz*	Trustee	May 2, 2019
Claudia A. Holz
Douglas A. Lindgren*	Trustee	May 2, 2019
Douglas A. Lindgren

Richard A. Massman*	Trustee and Chair Emeritus	May 2, 2019
Richard A. Massman

Barbara J. McKenna*	Trustee	May 2, 2019
Barbara J. McKenna

R. Gerald Turner*	Trustee	May 2, 2019
R. Gerald Turner

*By	/s/ Rosemary K. Behan[1] Rosemary K. Behan Attorney-In-Fact [1]Signed pursuant to previously filed power of attorney.